Net Investment Income - Summary of Net Investment Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Dividend income	¥ 128,021	¥ 124,326	¥ 115,667
Total net investment income	20,686	78,969	29,844
Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net loss from disposal of debt instruments	¥ (107,335)	¥ (45,357)	¥ (85,823)